Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Before Income Taxes [Line Items]
Non - PRC	$ (656)	$ (4,204)	$ (1,929)
PRC	15,438	25,245	34,581
Income before income taxes	$ 14,782	$ 21,041	$ 32,652